Business Combinations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business Combinations

 NOTE 25   BUSINESS COMBINATIONS

The Company’s business combinations include the acquisition of Retail businesses, including Ruralco Holdings Limited (“Ruralco”), and various digital agriculture, proprietary products and agricultural services.

	Ruralco	Other Acquisitions
Acquisition date	September 30, 2019	Various
Purchase price, net of cash and cash equivalents acquired	$330 On the acquisition date, we acquired 100% of the Ruralco stock that was issued and outstanding. Transaction costs are recorded in acquisition and integration related costs in other expenses.	2020 – $233 (2019 – $581, net of $100 previously held equity-accounted interest in Agrichem)
Goodwill and expected benefits of the acquisition	$236	$133 (2019 – $341)

The expected benefits of the acquisitions resulting in goodwill include:

  synergies from expected reduction in operating costs
  wider distribution channel for selling products of acquired businesses a larger assembled workforce
  potential increase in customer base
  enhanced ability to innovate

Description	An agriservices business in Australia with approximately 250 operating locations.

2020 – 43 Retail locations including Tec Agro Group, a leading agriculture retailer in Brazil

(2019 – 68 Retail locations including Actagro, LLC, a developer, manufacturer and marketer of environmentally sustainable soil and plant health products and technologies)

We allocated the following values to the acquired assets and assumed liabilities based upon fair values at their respective acquisition date:

	2020					2019
	Ruralco
			Final		Other	Other
	Preliminary [1]	Adjustments	Fair Value [2]		Acquisitions [3]	Acquisitions [3]
Receivables	289	27	316	[4]	68	68
Inventories	117	(5)	112		63	145
Prepaid expenses and other current assets	8	(1)	7		4	38
Property, plant and equipment	136	4	140		73	115
Goodwill	202	34	236		133	341
Other intangible assets	165	43	208		47	179
Other non-current assets	31	(14)	17		2	2
Total assets	948	88	1,036		390	888
Short-term debt	112	55	167		36	25
Payables and accrued charges	345	(21)	324		108	156
Lease liabilities, including current portion	110	-	110		2	1
Other non-current liabilities	51	54	105		11	25
Total liabilities	618	88	706		157	207
Total consideration	330	-	330		233	681
Previously held equity-accounted interest in Agrichem	-	-	-		-	100
Total consideration, net of cash and cash equivalents acquired	330	-	330		233	581
1 Preliminary value as previously reported in our 2019 annual consolidated financial statements.

2  We have completed our assessment of identifying and measuring all the assets acquired and liabilities assumed. This assessment included a thorough review of all internal and external sources of information available on circumstances that existed at the acquisition date. We engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed. Adjustments recorded to the preliminary fair value primarily related to changes in the preliminary valuation assumptions, including refinement of our intangible assets and liabilities. All measurement adjustments were offset against goodwill.

3 This represents preliminary fair values. For certain acquisitions, we finalized the purchase price with no material change to the fair values disclosed in prior periods.
4 Includes receivables from customers with gross contractual amounts of $260, of which $7 are considered to be uncollectible.

Assets	Ruralco	Other Acquisitions	Valuation Technique and Judgments Applied
Property, plant and equipment	X	X

Market approach for land and certain types of personal property:  sales comparison that measures the value of an asset through an analysis of sales and offerings of comparable assets.

Replacement costs for all other depreciable property, plant and equipment: measures the value of an asset by estimating the costs to acquire or construct comparable assets and adjusts for age and condition of the asset.

Other intangible assets	X	X

Income approach – multi-period excess earnings method: measures the value of an asset based on the present value of the incremental after-tax cash flows attributable to the asset after deducting contributory asset charges (“CACs”). Allocation of CACs is a matter of judgment and based on the nature of the acquired businesses’ operations and historical trends.

We considered several factors in determining the fair value of customer relationships, such as customers’ relationships with the acquired company and its employees, the segmentation of customers, historical customer attrition rates, and revenue growth.

Other provisions and contingent liabilities	X	X	Decision-tree approach of future costs and a risk premium to capture the compensation sought by risk-averse market participants for bearing the uncertainty inherent in the cash flows of the liability.

Financial Information Related to the Acquired Operations

2020 Proforma [1]	Other Acquisitions
Sales	350
EBIT	26
1 Estimated annual sales and earnings before finance costs and income taxes ("EBIT") if acquisitions occurred at the beginning of the year.

	2020 Actuals	2019 Actuals
From date of acquisition	Other Acquisitions	Ruralco	Other Acquisitions
Sales	190	249	312
EBIT	12	(2)	(1)